INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes consists of the following:
	December 31,
	2016	2015
Current tax provision (benefit)
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision (benefit)
Federal	(7,632,000)	(6,923,000)
State	106,000	(741,000)
Change in valuation allowance	7,526,000	7,664,000
Income tax provision (benefit)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:
	December 31,
	2016	2015
Statutory Federal income tax rate	34.0%	34.0%
State and local taxes net of Federal benefit	0.53	4.15
Permanent differences	4.66	4.77
Provision to return	1.47	—
IMT opening balance	(4.65)	—
Valuation allowance	(36.01)	(42.92)
Effective tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:
	December 31,
	2016	2015
Deferred Tax Assets
Federal R&D credit	$2,586,000	$2,285,000
Inventory	2,161,000	399,000
Allowance for bad debt	109,000	33,000
Compensation Related	77,000	68,000
Other Accruals	23,000	9,000
State NOL	5,230,000	5,094,000
Federal NOL	51,175,000	47,831,000
Property & Equipment	92,000	157,000
Stock Options	7,069,000	7,371,000
Valuation Allowance	(66,548,000)	(59,023,000)
Total Deferred Tax Assets	1,974,000	4,224,000
Deferred Tax Liabilities
Intangibles	(1,974,000)	(4,224,000)
Total Deferred Tax Liabilities	(1,974,000)	(4,224,000)
Net Deferred Tax Asset/(Liability)	$—	$—